Fixed Income Securities (Tables)	12 Months Ended
Dec. 31, 2024
Fixed Income Securities [Abstract]
Disclosure of detailed information about financial instruments

	2024	2023
	$m	$m
Fixed income securities (current)	87.7	76.7